                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:
                                              ----------------

 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place, and Date of Signing:

/s/ Carol A. McCoy         Birmingham, AL    May 2, 2007
[Signature]                [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers: 0

 Form 13F Information Table Entry Total: 25

 Form 13F Information Table Value Total:
                                        $152,703(thousands)

 List of Other Included Managers: None

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

     Column 1          Column 2 Column 3  Column 4          Column 5           Column 6  Column 7          Column 8
     --------      -   -------- --------- --------- ------- -------- -------- ---------- -------- ---- ---------------- ----
     Name of           Title of             Value   Shrs or                   Investment  Other        Voting authority
      Issuer            Class    CUSIP    (x $1000) prn amt  SH/PRN  Put/Call Discretion Managers Sole      Shared      None
     -------       -   -------- --------- --------- ------- -------- -------- ---------- -------- ---- ---------------- ----
Allstate Corp.....      Common  020002101  13,183   219,500    SH                Sole              X
Ambac Finl Grp
  Inc.............      Common  023139108   6,306    73,000    SH                Sole              X
Anadarko
  Petroleum Corp..      Common  032511107  12,507   291,000    SH                Sole              X
Argonaut Group
  Inc.............      Common  040157109     527    16,289    SH                Sole              X
Bank of America
  Corp............      Common  060505104   9,071   177,800    SH                Sole              X
CIT Group Inc.....      Common  125581108  10,319   195,000    SH                Sole              X
Cummins Inc.......      Common  231021106  12,084    83,500    SH                Sole              X
Delta Apparel Inc.      Common  247368103     452    26,000    SH                Sole              X
Encana Corp.......      Common  292505104   5,458   107,800    SH                Sole              X
Encore Wire Corp..      Common  292562105     861    34,000    SH                Sole              X
General Maritime
  Corp............      Common  Y2692M103   8,664   300,000    SH                Sole              X
Home Depot Inc....      Common  437076102   6,154   167,500    SH                Sole              X
Indymac Bancorp
  Inc.............      Common  456607100   1,619    50,500    SH                Sole              X
Lowe's Cos Inc....      Common   54861107   4,708   149,500    SH                Sole              X
MI Schottenstein
  Home Inc........      Common  55305B101   1,752    66,000    SH                Sole              X
MBIA Inc..........      Common  55262C100  10,138   154,800    SH                Sole              X
MGIC Investment
  Corp Wisconsin..      Common  552848103   5,633    95,600    SH                Sole              X
OMI Corp..........      Common  Y6476W104   3,116   116,000    SH                Sole              X
PMI Group Inc
  (The)...........      Common  69344M101   2,578    57,000    SH                Sole              X
Radian Group
  Inc.............      Common  750236101   8,781   160,000    SH                Sole              X
Safeco Corp.......      Common  786429100  12,203   183,700    SH                Sole              X
Steel Dynamics
  Inc.............      Common  858119100   6,221   144,000    SH                Sole              X
Torchmark Corp....      Common  891027104   4,198    64,000    SH                Sole              X
US Bancorp........      Common  902973304   2,364    67,600    SH                Sole              X
Westlake
  Chemical Corp...      Common  960413102   3,806   140,200    SH                Sole              X